oFIST1 STK SAI 1
                         SUPPLEMENT DATED AUGUST 3, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                       FRANKLIN INVESTORS SECURITIES TRUST
                       (FIST1 - GLOBAL GOVERNMENT INCOME,
                 SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES,
                  CONVERTIBLE SECURITIES AND EQUITY INCOME FUNDS)
                               DATED MARCH 1, 1998

The Statement of Additional Information is amended as follows:

I. The following replaces the Class I performance figures for the Convertible Securities and Equity Income Funds in the applicable sections under "How Does the Fund Measure Performance?" The figures below have been restated to reflect the Funds' current, maximum 5.75% initial sales charge.

TOTAL RETURN

The average annual total return for Class I for the one-, five- and ten-year periods ended October 31, 1997, was 15.43%, 15.26% and 13.47%, respectively, for the Convertible Securities Fund. The average annual total return for Class I for the one- and five-year periods ended October 31, 1997, and for the period from inception (March 15, 1988) through October 31, 1997, was 17.26%, 14.33% and 13.26%, respectively, for the Equity Income Fund.

The cumulative total return for Class I for the one-, five- and ten-year periods ended October 31, 1997, was 15.43%, 103.43% and 253.91%, respectively, for the Convertible Securities Fund. The cumulative total return for Class I for the one-and five-year periods ended October 31, 1997, and for the period from inception (March 15, 1988) through October 31, 1997, was 17.26%, 95.37% and 231.57%, respectively, for the Equity Income Fund.

YIELD

The yield for Class I for the 30-day period ended October 31, 1997, was 2.98% for the Convertible Securities Fund and 3.01% for the Equity Income Fund.

CURRENT DISTRIBUTION RATE

The current distribution rate for Class I for the 30-day period ended October 31, 1997, was 3.84% for the Convertible Securities Fund and 3.05% for the Equity Income Fund.

II. The following replaces the definition of "Offering Price" under the section "Useful Terms and Definitions":

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I of the Global Government Income Fund, 2.25% for Class I of the Short-Intermediate U.S. Government Fund, 5.75% for Class I of the Convertible Securities and Equity Income Funds, and 1% for Class II of the Global Government Income, Convertible Securities, and Equity Income Funds.

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                 Please keep this supplement for future reference.